Average Annual Total Returns - INVESCO SUMMIT FUND	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class P Inception Date	Class P 1 Year	Class P 5 Years	Class P 10 Years	Class P Return After Taxes on Distributions 1 Year	Class P Return After Taxes on Distributions 5 Years	Class P Return After Taxes on Distributions 10 Years	Class P Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class P Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class S Inception Date	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years	Lipper Multi-Cap Growth Funds Index 1 Year	Lipper Multi-Cap Growth Funds Index 5 Years	Lipper Multi-Cap Growth Funds Index 10 Years
Total	Oct. 31, 2005	34.15%	19.02%	15.40%	Oct. 31, 2005	39.87%	19.47%	15.37%	Nov. 01, 1982	42.13%	20.56%	16.24%	39.92%	18.58%	14.66%	26.27%	16.20%	13.19%	Sep. 25, 2009	42.00%	20.48%	16.17%	Oct. 03, 2008	42.25%	20.67%	16.35%	Oct. 03, 2008	42.26%	20.70%	16.42%	Apr. 04, 2017	42.36%	20.64%	[1]	16.19%	[1]	38.49%	21.00%	17.21%	18.40%	15.22%	13.88%	43.16%	19.56%	15.56%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.